Capital Stock and Changes in Capital Accounts - Series B Preferred Stock (Details)	1 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2021 Vote $ / shares shares	Jun. 30, 2021 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Nov. 30, 2021 $ / shares	Nov. 29, 2021 $ / shares shares
Capital Stock and Changes in Capital Accounts
Preferred stock, shares issued			510,000	519,172
Preferred stock, shares outstanding			510,000	519,172
Preferred stock, par value (in dollar per share) | $ / shares			$ 0.01	$ 0.01	$ 0.01	$ 0.01
Series B Preferred Stock
Capital Stock and Changes in Capital Accounts
Preferred stock, shares issued	500,000	500,000	500,000	500,000		500,000
Preferred stock, shares outstanding	500,000	500,000	500,000	500,000		500,000
Preferred stock, par value (in dollar per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Number of votes per share | Vote	2,000	2,000	2,000	2,000
Percentage of the total number of votes	34.00%	34.00%	34.00%	34.00%
Maximum percentage of total number of votes entitled to vote including common stock or any other voting security	49.00%	49.00%	49.00%	49.00%